Financial instruments and risk management - Realized and Unrealized Gains and Losses (Details) - (Loss)/gain recognized relating to derivative financial instruments - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2019	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ (31)	$ (4)	$ (37)	$ 11
Interest rate cap agreement
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(22)	(6)	(37)	0
Archer convertible debt instrument
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	(9)	2	0	(4)
Interest rate swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	0	0	0	(31)
Cross currency swaps not designated for hedge accounting
Derivative Instruments, Gain (Loss) [Line Items]
Loss/(gain) on derivative financial instruments	$ 0	$ 0	$ 0	$ 46